Basis of Presentation and Summary of Significant Accounting Policies - Summary Of Earnings Per Share Basic And Diluted (Details) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended	7 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Numerator [Abstract]
Net gain from investments held in Trust Account	$ 0	$ 12,297	$ 59,364	$ 227,051
Less: Company's portion available to be withdrawn to pay taxes	0	(12,297)	(59,364)
Net loss	(23,465)	(11,183,715)	(16,800,861)	$ (4,810,316)
Less: Net income attributable to Class A common stock	0	0	0
Common Class A [Member]
Numerator [Abstract]
Net income loss attributable to common stock	$ 0	$ 0	$ 0
Denominator [Abstract]
Weighted average shares outstanding of common stock, basic and diluted	0	48,300,000	48,300,000	48,042,857
Basic and diluted net income (loss) per share	$ 0	$ 0	$ 0	$ 0.00
Common Class B [Member]
Numerator [Abstract]
Net income loss attributable to common stock	$ (23,465)	$ (11,183,715)	$ (16,800,861)
Denominator [Abstract]
Weighted average shares outstanding of common stock, basic and diluted	10,500,000	12,075,000	12,075,000	11,509,432
Basic and diluted net income (loss) per share	$ 0.00	$ (0.93)	$ (1.39)	$ (0.43)